Financial Instruments and Risks - Measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Risks
Financial assets	R$ 28,517,010	R$ 5,140,011
Financial liabilities	38,999,286	13,526,917
Trade accounts payable
Financial Instruments and Risks
Financial liabilities	632,565	621,179
Loans and financing
Financial Instruments and Risks
Financial liabilities	31,074,056	12,191,856
Debentures
Financial Instruments and Risks
Financial liabilities	4,663,453
Liabilities for asset acquisition and subsidiaries
Financial Instruments and Risks
Financial liabilities	992,512	585,986
Derivative financial instruments
Financial Instruments and Risks
Financial liabilities	1,636,700	127,896
At amortized cost | Trade accounts payable
Financial Instruments and Risks
Financial liabilities	632,565	621,179
At amortized cost | Loans and financing
Financial Instruments and Risks
Financial liabilities	31,074,056	12,191,856
At amortized cost | Debentures
Financial Instruments and Risks
Financial liabilities	4,663,453
At amortized cost | Liabilities for asset acquisition and subsidiaries
Financial Instruments and Risks
Financial liabilities	992,512	585,986
At fair value through profit or loss | Derivative financial instruments
Financial Instruments and Risks
Financial liabilities	1,636,700	127,896
Financial investments
Financial Instruments and Risks
Financial assets	21,098,565	1,631,505
Derivative financial instruments
Financial Instruments and Risks
Financial assets	493,934	133,910
Cash and cash equivalents
Financial Instruments and Risks
Financial assets	4,387,453	1,076,833
Trade accounts receivable
Financial Instruments and Risks
Financial assets	2,537,058	2,297,763
At fair value through profit or loss | Financial investments
Financial Instruments and Risks
Financial assets	21,098,565	1,631,505
At fair value through profit or loss | Derivative financial instruments
Financial Instruments and Risks
Financial assets	493,934	133,910
At amortized cost | Cash and cash equivalents
Financial Instruments and Risks
Financial assets	4,387,453	1,076,833
At amortized cost | Trade accounts receivable
Financial Instruments and Risks
Financial assets	R$ 2,537,058	R$ 2,297,763